Short-Term Borrowings And Long-Term Debt (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Line of Credit Facility [Line Items]
Unused lines of credit for short-term financing	¥ 10,750,175	¥ 11,282,220